Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Schedule of Components of Income Tax Expense (Benefit)
	2017	2016
Current:
Federal	$ -	$ -
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	8,371,516	(1,367,488)
State	1,489,173	(150,246)
Foreign	(19,224)	7,128
Change in valuation allowance	(9,841,465)	1,510,606
	$ -	$ -

Schedule of Effective Income Tax Rate Reconciliation
	2017	2016

Tax benefit at statutory rate	$ (1,162,967)	$ (2,253,664)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(136,538)	(160,335)
Non-deductible loss on warrant valuation adjustment	119,433	665,719
Income (loss) from foreign subsidiaries	(20,731)	17,077
Change in valuation allowance - United States	(9,841,465)	1,510,606
Tax reform rate adjustment	11,117,633	-
Other	(75,365)	220,597
Income tax expense (benefit)	$ -	$ -

Schedule of Deferred Tax Assets and Liabilities
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$19,406,373	$27,839,703
Net operating loss carryforwards - foreign	139,675	120,451
Excess of tax basis over book value of
property and equipment	6,978	13,933
Excess of tax basis over book value
of intangible assets	220,180	447,626
Stock-based compensation	906,526	2,038,638
Accrued employee compensation	—	24,030
Captialized equity costs	49,471	75,471
Inventory reserve	17,962	28,777
	20,747,165	30,588,629
Valuation allowance	(20,747,165)	(30,588,629)
Net deferred tax assets	$—	$—